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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm E. Ashton
Title:   Managing Partner
Phone:   817-488-9632


Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton    Southlake, TX    November 14, 2012
----------------------   --------------   ------------------
     [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-12232                  T2 Partners Management, LP

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 72,047
                                         -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------        --------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                   VOTING AUTHORITY
                TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER   CLASS     CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------  --------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION
  BLIZZARD INC  COM       00507V109  3,383   300,000 SH   N/A    SOLE       --    300,000    0     0
ADVISORSHARES   ACTIV
  TR            BEAR ETF  00768Y883    893    42,500 SH   N/A    SOLE       --     42,500    0     0
ALLEGHANY
  CORP DEL      COM       017175100  2,673     7,750 SH   N/A    SOLE       --      7,750    0     0
ANCESTRY COM
  INC           COM       032803108  1,805    60,000 SH   N/A    SOLE       --     60,000    0     0
ASPEN
  INSURANCE
  HOLDINGS
  LTD           SHS       G05384105  3,811   125,000 SH   N/A    SOLE       --    125,000    0     0
BIG LOTS INC    COM       089302103  2,958   100,000 SH   N/A    SOLE       --    100,000    0     0
BROOKFIELD
  ASSET MGMT    CL A LTD
  INC           VT SH     112585104  5,349   155,000 SH   N/A    SOLE       --    155,000    0     0
CISCO SYS INC   COM       17275R102  3,055   160,000 SH   N/A    SOLE       --    160,000    0     0
COINSTAR INC    COM       19259P300  1,237    27,500 SH   N/A    SOLE       --     27,500    0     0
DELL INC        COM       24702R101  2,464   250,000 SH  CALL    SOLE       --        N/A  N/A   N/A
DELL INC        COM       24702R101  2,168   220,000 SH   N/A    SOLE       --    220,000    0     0
DOLBY
  LABORATORIES
  INC           COM       25659T107  1,965    60,000 SH   N/A    SOLE       --     60,000    0     0
E M C CORP
  MASS          COM       268648102  3,409   125,000 SH   N/A    SOLE       --    125,000    0     0
ENSTAR GROUP
  LIMITED       SHS       G3075P101  2,722    27,320 SH   N/A    SOLE       --     27,320    0     0
FIRST AMERN
  FINL CORP     COM       31847R102  1,903    87,800 SH   N/A    SOLE       --     87,800    0     0
ICONIX BRAND
  GROUP INC     COM       451055107  3,648   200,000 SH   N/A    SOLE       --    200,000    0     0
IDT CORP        CL B NEW  448947507    525    51,100 SH   N/A    SOLE       --     51,100    0     0
INTERDIGITAL
  INC           COM       45867G101  1,118    30,000 SH   N/A    SOLE       --     30,000    0     0
ISHARES TR      RUSSELL
                2000      464287655  6,675    80,000 SH   N/A    SOLE       --     80,000    0     0
MFC INDL LTD    COM       55278T105  1,451   173,800 SH   N/A    SOLE       --    173,800    0     0
MVC CAPITAL
  INC           COM       553829102    115     9,000 SH   N/A    SOLE       --      9,000    0     0
RUBY TUESDAY
  INC           COM       781182100  2,308   318,300 SH   N/A    SOLE       --    318,300    0     0
SANOFI          SPONSORED
                ADR       80105N105  2,799    65,000 SH   N/A    SOLE       --     65,000    0     0
SAUER-DANFOSS
  INC           COM       804137107    844    21,000 SH  CALL    SOLE       --        N/A  N/A   N/A
SYMANTEC
  CORP          COM       871503108  1,798   100,000 SH  CALL    SOLE       --        N/A  N/A   N/A
TELULAR CORP    COM NEW   87970T208    897    90,583 SH   N/A    SOLE       --     90,583    0     0
TESSERA
  TECHNOLOGIES
  INC           COM       88164L100    906    66,200 SH  CALL    SOLE       --        N/A  N/A   N/A
TRONOX LTD      SHS CL A  Q9235V101  2,492   110,000 SH   N/A    SOLE       --    110,000    0     0
UNDER ARMOUR
  INC           CL A      904311107  1,117    20,000 SH   PUT    SOLE       --     20,000    0     0
VONAGE HLDGS
  CORP          COM       92886T201  2,223   975,000 SH   N/A    SOLE       --    975,000    0     0
WESTELL
  TECHNOLOGIES
  INC           CL A      957541105    879   410,977 SH   N/A    SOLE       --    410,977    0     0
XEROX CORP      COM       984121103  2,459   335,000 SH  CALL    SOLE       --        N/A  N/A   N/A
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